Trade Accounts Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Refund of value added tax	653	596
Prepaid expenses	1,109	707
Other receivable	327	497

Total other current assets	$2,089	$1,800